RELATED PARTY TRANSACTIONS - Disposal of Interest in Tianjin Zhishang (Details) - ATA Online - Beijing Zhishang Education Technology Ltd. ("Zhishang")	Jun. 27, 2017 CNY (¥)
RELATED PARTY TRANSACTIONS
Percentage of equity interest sold	15.00%
Cash consideration	¥ 1,253,550